Accounts and Other Payables - Summary of Accounts and Other Payables (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Accounts and Other Payables [abstract]
Accounts payable arising from insurance brokerage	$ 80	$ 111
Consideration payable for acquisition of movie income right investments		29,893
Other payables and accruals	12,073	1,003
Accrued issue cost	14,970	7,970
Accounts and other payables	$ 27,123	$ 38,977